Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	$ 525	¥ 3,800	¥ (65,698)	¥ (443,797)
Cash flows provided by investing activities	(20)	(149)	26,483	267,555
Cash, cash equivalents and restricted cash at the beginning of year	12,564	91,706	130,401	315,833
Cash, cash equivalents and restricted cash at the end of year	13,220	96,497	91,706	130,401
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	(3,542)	(25,853)	(31,937)	(39,578)
Cash flows provided by investing activities	6,258	45,678	23,535	68,089
Effect of exchange rate changes on cash	162	1,181	822	2,845
Net increase/(decrease) in cash and cash equivalents	2,878	21,006	(7,580)	31,356
Cash, cash equivalents and restricted cash at the beginning of year	5,947	43,409	50,989	19,633
Cash, cash equivalents and restricted cash at the end of year	$ 8,825	¥ 64,415	¥ 43,409	¥ 50,989